Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	PETROSONIC ENERGY, INC.
Entity Central Index Key	0001451654
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
ASSETS
Cash	$ 2,175,119	$ 1,200,676	$ 1,200,676	$ 1,655
Receivables	0	106,666	106,666	86,136
Inventories	53,947	0
Prepaid expenses	145,560	7,929	7,929	0
Total current assets	2,374,626	1,315,271	1,315,271	87,791
Property and equipment, net of accumulated depreciation	811,350	735,220	735,220	617,924
TOTAL ASSETS	3,185,976	2,050,491	2,050,491	705,715
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	181,387	21,099	21,099	204,176
Accounts payable to related parties	0	6,782	6,782	0
Accrued liabilities	98,783	112,909	112,909	0
Convertible debt, net of unamortized discounts of $0 and $239,847	0	175,153	175,153	0
Convertible debt to related parties	200,000	200,000	200,000	0
Total current liabilities	480,170	515,943	515,943	204,176
Stockholders' equity:
Common stock, Value	78,916	70,299	70,299	2,564,000
Additional paid-in capital	4,054,796	1,734,170	1,734,170	(2,028,950)
Subscription note receivable	(140,000)	0
Deficit accumulated during the development stage	(1,359,210)	(596,731)	(596,731)	(35,118)
Accumulated other comprehensive (loss) income	(224,436)	28,312	28,312	1,067
Total Petrosonic Energy, Inc. stockholders equity	2,410,066	1,236,050	1,236,050	501,539
Non-controlling interest	295,740	298,498	298,498	0
Total stockholders' equity	2,705,806	1,534,548	1,534,548	501,539
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,185,976	$ 2,050,491	$ 2,050,491	$ 705,715

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Property and equipment, accumulated depreciation	$ 15,242	$ 12,194	$ 12,194	$ 0
Short-term debt, net of unamortized discounts	$ 0	$ 239,847	$ 239,847
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 25.64
Common stock, shares authorized (in shares)	843,750,000	843,750,000	843,750,000	100,000
Common stock, shares, issued (in shares)	78,916,408	78,916,408	70,299,003	100,000
Common stock, shares, outstanding (in shares)	70,299,003	70,299,003	70,299,003	100,000

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended	5 Months Ended	8 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Operating Expenses:
General and administrative expenses	$ 349,698	$ 235,872	$ 585,570	$ 4,095	$ 3,481	$ 15,322	$ 38,599
Depreciation	3,048	7,113	10,161	0	5,081	0	5,081
Total operating expenses	352,746	242,985	595,731	4,095	8,562	15,322	43,680
Loss from operations	(352,746)	(242,985)	(595,731)	(4,095)	(8,562)	(15,322)	(43,680)
Other Income (Expenses):
Interest income	0	14	14	0	18	0	18
Interest expense	(384,408)	(37,582)	(421,990)	0	0	0	0
Loss on extinguishment of debt	(28,083)		(28,083)	0			0
Bargain purchase gain	0	7,741	7,741	0	0	0	0
Gain on foreign currency transactions		0			0	1,538	0
Total other income (expenses)	(412,491)	(29,827)	(442,318)	0	18	1,538	18
Net loss	(765,237)	(272,812)	(1,038,049)	(4,095)	(8,544)	(13,784)	(43,662)
Losses attributable to non-controlling interest	2,758	9,898	12,656		0	0	0
Net loss attributable to Petrosonic Energy, Inc.	(762,479)	(262,914)	(1,025,393)		(8,544)	(13,784)	(43,662)
Basic and diluted net loss per share (in dollars per share)	$ (0.01)	$ 0			$ 0	$ (0.01)
Basic and diluted weighted average common shares outstanding (in shares)	77,735,027	65,692,292			2,564,000	2,564,000
Other Comprehensive Income:
Net loss	(765,237)	(272,812)	(1,038,049)	(4,095)	(8,544)	(13,784)	(43,662)
Foreign currency translation adjustment	(252,748)	28,312	(224,436)	35,572	108,666	1,538	110,273
Comprehensive income (loss)	(1,017,985)	(244,500)	(1,262,485)	31,477	100,122	(13,784)	66,611
Comprehensive income (loss) attributable to non-controlling interest	2,758	9,898	12,656		0	0	0
Comprehensive income (loss) attributable to Petrosonic Energy, Inc.	$ (1,015,227)	$ (234,602)	$ (1,249,829)		$ 100,122	$ (13,784)	$ 66,611

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Subscription Receivables [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Predecessor [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Parent [Member]	Predecessor [Member] Noncontrolling Interest [Member]	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Parent [Member]	Successor [Member] Noncontrolling Interest [Member]
Balances at May. 23, 2010									$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at May. 23, 2010										0
Founder shares									0	1,025,600	(1,025,600)	0	0	0	0
Founder shares (in shares)										40,000
Common stock issued to founder for license									0	1,538,400	(1,538,400)	0	0	0	0
Common stock issued to founder for license (in shares)										60,000
Contributed capital									207,472	0	207,472	0	0	207,472	0
Foreign currency translation									69	0	0	69	0	69	0
Net loss									(19,796)	0	0	0	(19,796)	(19,796)	0
Balances at Dec. 31, 2010									187,745	2,564,000	(2,356,528)	69	(19,796)	187,745	0
Balance (in Shares) at Dec. 31, 2010										100,000
Balances at May. 23, 2010									0
Shares issued forsubscription notereceivable									0
Shares issued forconversion of debtand interest									0
Founder shares									0
Net loss									(43,662)
Balances at Jul. 31, 2012									770,989
Balances at Dec. 31, 2010									187,745	2,564,000	(2,356,528)	69	(19,796)	187,745	0
Balance (in Shares) at Dec. 31, 2010										100,000
Contributed capital									327,578	0	327,578	0	0	327,578	0
Foreign currency translation									1,538	0	0	1,538	0	1,538	0
Net loss									(13,784)	0	0	0	(15,322)	(15,322)	0
Balances at Dec. 31, 2011									501,539	2,564,000	(2,028,950)	1,607	(35,118)	501,539	0
Balance (in Shares) at Dec. 31, 2011										100,000
Shares issued forsubscription notereceivable									0
Shares issued forconversion of debtand interest									0
Founder shares									0
Net loss									(4,095)
Balances at Mar. 31, 2012
Balances at Dec. 31, 2011									501,539	2,564,000	(2,028,950)	1,607	(35,118)	501,539	0
Balance (in Shares) at Dec. 31, 2011										100,000
Contributed capital									169,328	0	169,328	0	0	169,328	0
Foreign currency translation									108,666	0	0	108,666	0	108,666	0
Net loss									(8,544)	0	0	0	(8,544)	(8,544)	0
Balances at Jul. 31, 2012									770,989	2,564,000	(1,859,622)	110,273	(43,662)	770,989	0	(132,804)	64,649	136,364	0	(333,817)	(132,804)	0
Balance (in Shares) at Jul. 31, 2012										100,000							64,649,003
Common stock and warrants sold for cash, net	5,650,000															1,389,500	5,650	1,383,850	0	0	1,389,500	0
Common stock and warrants sold for cash, net (in shares)																	5,650,000
Beneficial conversion feature																213,956	0	213,956	0	0	213,956	0
Foreign currency translation																28,312	0	0	28,312	0	28,312	0
Noncontrolling interest																308,396	0	0	0	0	0	308,396
Net loss																(272,812)	0	0	0	(262,914)	(262,914)	(9,898)
Balances at Dec. 31, 2012	1,236,050															1,236,050	70,299	1,734,170	28,312	(596,731)	1,236,050	298,498
Balance (in Shares) at Dec. 31, 2012																	70,299,003
Balances at Jul. 31, 2012																(132,804)
Shares issued forsubscription notereceivable																140,000
Shares issued forconversion of debtand interest																176,852
Founder shares																(129,391)
Net loss																(1,038,049)
Balances at Mar. 31, 2013
Balances at Dec. 31, 2012	1,236,050	70,299	1,734,170	28,312	0	(596,731)	1,236,050	298,498								1,236,050
Balance (in Shares) at Dec. 31, 2012		70,299,003
Shares issued forcash, net	1,718,000	7,080	1,710,920	0		0	1,718,000	0
Shares issued forcash, net (in shares)		7,080,000
Shares issued forsubscription notereceivable	0	560	139,440	0	(140,000)	0	0	0								140,000
Shares issued forsubscription note receivable (in shares)		560,000
Shares issued forconversion of debtand interest	176,852	707	176,145	0		0	176,852	0								176,852
Shares issued forconversion of debtand interest (in shares)		707,405
Founder shares	129,391	270	129,121	0		0	129,391	0								(129,391)
Founder shares (in shares)		270,000
Beneficial conversion feature	165,000	0	165,000	0		0	165,000	0
Foreign currency translation	(252,748)	0	0	(252,748)		0	(252,748)	0
Net loss	(765,237)	0	0	0		(762,479)	(762,479)	(2,758)								(765,237)
Balances at Mar. 31, 2013	$ 2,410,066	$ 78,916	$ 4,054,796	$ (224,436)	$ (140,000)	$ (1,359,210)	$ 2,410,066	$ 295,740
Balance (in Shares) at Mar. 31, 2013		78,916,408

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	5 Months Ended	8 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Cash flows from operating activities:
Net loss	$ (765,237)	$ (272,812)	$ (1,038,049)	$ (4,095)	$ (8,544)	$ (13,784)	$ (43,662)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	3,048	7,113	10,161	0	5,081	0	5,081
Amortization of debt discounts	376,764	19,608	396,372	0	0	0	0
Loss on extinguishment of convertible debt	28,083		28,083	0			0
Shares issued for services	129,391		129,391	0			0
Bargain purchase gain	0	(7,741)	(7,741)	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable	106,666	(64,656)	42,010	0	44,126	(82,411)	(42,010)
Inventory	(53,947)		(53,947)	0
Prepaid expenses	(137,631)	(7,929)	(145,560)	0	0	0	0
Accounts payable and accrued expenses	158,014	104,126	262,140	40,552	(199,234)	204,176	4,942
Accounts payable to related parties	(6,782)	6,782	0	0	0	0	0
Net cash used in operating activities	(161,631)	(215,509)	(377,140)	36,457	(158,571)	106,443	(75,649)
Cash flows from investing activities:
Net cash acquired in acquisition	0	11,448	11,448	0	0	0	0
Cash paid for purchase of property and equipment	(74,029)	0	(74,029)	0	(108,422)	(438,833)	(731,129)
Net cash provided by (used in) investing activities	(74,029)	11,448	(62,581)	0	(108,422)	(438,833)	(731,129)
Cash flows from financing activities:
Net proceeds from issuance of common stock	1,718,000	1,389,500	3,107,500	0	0	0	0
Capital contributions	0	0	0	0	169,328	327,578	704,378
Principal payments on convertible debt	(250,000)		(250,000)	0			0
Net cash provided by financing activities	1,468,000	1,389,500	2,857,500	0	169,328	327,578	704,378
Effects of foreign exchange on cash	(257,897)	8,101	(249,796)	(37,051)	107,458	6,321	113,848
Net increase in cash	974,443	1,193,540	2,167,983	(594)	9,793	1,509	11,524
Cash, beginning of period	1,200,676	7,136	7,136	1,655	1,655	146	0
Cash, end of period	2,175,119	1,200,676	2,175,119	1,061	11,448	1,655	11,448
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0	0	0	0	0	0
Cash paid for income taxes	0	0	0	0	0	0	0
Non cash investing and financing activities:
Deposit used for acquisition	0	250,000	250,000	0	0	0	0
Convertible note issued for acquisition, net of discount	0	204,852	204,852	0	0	0	0
Beneficial conversion feature	165,000	213,956	378,956	0	0	0	0
Stock issued for subscription note receivable	140,000		140,000	0			0
Stock issued for convertible debt and interest	$ 176,852		$ 176,852	$ 0			$ 0

Nature of Business and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Nature Of Operations [Abstract]
Nature of Operations [Text Block]

NOTE 1:	Nature of Business and Basis of Presentation

Nature of Business

Petrosonic Energy, Inc. (“we”, “our” or the “Company”) was incorporated in the state of Nevada on June 11, 2008. The Company is a Development Stage Company, as defined by ASC 915 “Development Stage Entities.”

On May 16, 2012 the Company changed its name to Petrosonic Energy, Inc. to better reflect the Company’s new business direction in anticipation of the purchase of certain rights in technology and assets through the acquisition of a 60% ownership interest in Petrosonic Albania, Sha. from Sonoro Energy Ltd. on July 27, 2012.

The financial statements included herein for the period from May 24, 2010 through July 31, 2012 are the financial statements of Petrosonic Albania, Sha. (“Predecessor”). The consolidated financial statements included herein for the period from August 1, 2012 through March 31, 2013 are the consolidated financial statements of Petrosonic Energy, Inc. and its 60% owned subsidiary, Petrosonic Albania, Sha. (collectively, “Successor”).

Basis of Presentation

The accompanying unaudited consolidated interim financial statements of Petrosonic Energy, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2012, as filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of the financial position and the results of operations for the interim period presented have been reflected herein. The results of operations for the interim period are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal period ended December 31, 2012, as reported in the Form 10-K, have been omitted.

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company and its 60% owned subsidiary, Petrosonic Albania, Sha. All significant intercompany accounts and transactions have been eliminated in consolidation.

NOTE 1 - Nature of Business and Significant Accounting Policies

Nature of Business

Petrosonic Energy, Inc. (“we”, “our” or the “Company”) was incorporated in the state of Nevada on June 11, 2008. The Company is a Development Stage Company, as defined by ASC 915 “Development Stage Entities.”

On May 16, 2012 the Company changed its name to Petrosonic Energy, Inc. to better reflect the Company’s new business direction in anticipation of the purchase of certain rights in technology and assets through the acquisition of a 60% ownership interest in Petrosonic Albania, SHA. from Sonoro Energy Ltd. On July 27, 2012. Concurrent with the name change the Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held. The Company’s share transactions disclosed in the financial statements have been restated retroactively to reflect the forward stock split for all periods presented. From and after the consummation of our purchase of July 27, 2012 (see Note 3), our primary operations consist of developing the business of the processing of heavy oil.

The financial statements included herein for the period from May 24, 2010 through July 31, 2012 are the financial statements of Petrosonic Albania, SHA. (“Predecessor”). The consolidated financial statements included herein for the period from August 1, 2012 through December 31, 2012 are the consolidated financial statements of Petrosonic Energy, Inc. and its 60% owned subsidiary, Petrosonic Albania, SHA. (collectively “Successor”).

Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company and its 60% owned subsidiary, Petrosonic Albania, SHA. All significant intercompany accounts and transactions have been eliminated in consolidation.

Correction of Prior Year Information

During the audit of the Company’s consolidated financial statements for the year ended December 31, 2012, the Company identified an error in the accounting and presentation of the 40,000 common shares issued to the founders of the Predecessor entity, Petrosonic Albania, SHA, at inception. The 40,000 should have been shown as issued and outstanding at inception. In the previously presented financial statements of the Predecessor for the year ended December 31, 2011, 17 and 178 of these founder’s shares were presented as issued and outstanding during the years ended December 31, 2010 and 2011, respectively. This resulted in an adjustment to the previously reported amounts in the financial statements of the Predecessor for the year ended December 31, 2011. In accordance with the SEC's Staff Accounting Bulletin Nos. 99 and 108 (SAB 99 and SAB 108), the Company evaluated this error and, based on an analysis of quantitative and qualitative factors, determined that the error was immaterial to the prior reporting period affected. However, if the adjustments to correct the cumulative effect of the above error had been recorded in the year ended December 31, 2012, the Company believes the impact would have been significant and would impact comparisons to prior periods. Therefore, as permitted by SAB 108, the Company corrected, in the current filing, previously reported results for of the Predecessor for the year ended December 31, 2011.

The following table presents the effect of the correction of prior year information and the impact on the Predecessor’s balance sheet for the year ended December 31, 2011:

	As of December 31, 2011
	As Previously
	Reported	Adjustments	As Restated

Stockholders’ equity:
Common stock - number of shares issued and outstanding	60,195	39,805	100,000

Common stock	$1,543,406	$1,020,594	$2,564,000

Additional paid-in capital	$(1,008,356)	$(1,020,594)	$(2,028,950)

The correction of the prior year information did not have any impact on the Predecessor’s statements of operations or cash flows for the year ended December 31, 2011.

Foreign Currency Translation

Assets and liabilities of foreign operations are translated from Albanian Leks into United States dollar equivalents using the exchange rates in effect at the balance sheet date. Revenues and expenses are translated using the average exchange rates during each period. Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common shareholders’ equity. Foreign currency transaction gains and losses are included in current earnings.

Use of Estimate

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits.  Management does not believe the Company is exposed to significant credit risk. Management, as well, does not believe the Company is exposed to significant interest rate and foreign currency fluctuation risks during the period presented in these financial statements.

Accounts Receivable

Accounts receivables as of December 31, 2012 and 2011 consisted of a value-added tax receivable from the tax authorities of Albania of $46,666 and $86,136, respectively. The Company files for and receives a refund of this amount annually. Accounts receivables as of December 31, 2012 also includes a $60,000 payment made under a service contract that was subsequently cancelled. The $60,000 was returned to the Company after December 31, 2012.

Property and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expenses as incurred. Costs associated with improvements that extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are generally 3 to 5 years for machinery and equipment and 10 years for buildings. The Company has not recognized depreciation on machinery and equipment since the Company’s production line is under construction and is not ready to be placed in service. Depreciation of the Company’s buildings began in 2012 as their construction was completed during 2012.

Impairment of Long-Lived Assets

The carrying value of property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the estimated future cash flows (undiscounted) expected to result from the use and eventual disposition of the asset group is less than the carrying amount of the asset group, an impairment loss is recognized which is measured based on the fair value of the asset. Construction in process is impaired when projects are abandoned or terminated. Long-lived assets were not impaired as of December 31, 2012 or 2011.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduced deferred tax assets to the amount that is believed more likely than not to be realized.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with ASC 718. Stock-based compensation to employees is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite employee service period. The Company accounts for stock-based compensation to other than employees in accordance with ASC 505-50. Equity instruments issued to other than employees are valued at the earlier of a commitment date or upon completion of the services, based on the fair value of the equity instruments and is recognized as expense over the service period. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the closing price of the Company’s common stock for common share issuances. There was no stock-based compensation during 2012 or 2011.

Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

Recent Accounting Pronouncements

Company management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Going Concern Disclosure [Text Block]

NOTE 2:	Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, and do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company has suffered recurring net losses since inception, has an accumulated deficit at March 31, 2013 and does not have sufficient working capital for its planned activities, which raises substantial doubt about its ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon the ability of the Company to obtain additional working capital and attain profitable operations. Management of the Company has developed a strategy which it believes will accomplish this objective through short-term loans from related parties and additional equity investments, which should enable the Company to continue its operations for the coming year.

NOTE 2 – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The company has generated recurring losses since inceptions, has an accumulated deficit at December 31, 2012 and does not have sufficient working capital for its planned activities. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital. The management of the Company has developed a strategy, which it believes will accomplish this objective through short-term loans from related parties and additional equity investments, which will enable the Company to continue operations for the coming year. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations.

Acquisition	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 3 - Acquisition

On July 27, 2012, the Company acquired 60,000 shares in Petrosonic Albania SHA., representing a 60% ownership interest in that company from Sonoro Energy Ltd. As consideration for the purchase, the Company paid to Sonoro the following: (i) cash in the amount of CAD$250,000, (ii) a convertible debenture in the principal amount of CAD$250,000, and (iii) a 10% royalty interest in our realized net revenues for a period of 10 years from the time we commence commercial operations, which is defined as the date upon which we process an average of 50 barrels of feed stock per day for a period of 30 consecutive days utilizing the technology acquired in this asset purchase. The fair value of the 10% royalty interest was determined to be nominal. The convertible debenture is unsecured, non-interest bearing, has a maturity date of two years from the issue date, is convertible into common stock of the Company at any time following financing by the Company of at least $500,000. The note will be convertible at the sales price of the financing of at least $500,000. The fair value of the convertible note was determined to be $204,852 resulting in an initial discount of $45,148. Effective July 27, 2012, the Company’s primary operations consist of using the assets to develop a business relating to the treatment and upgrading of heavy oil by sonicating solvent de-asphalting and operating the business of Petrosonic Albania SHA. Both parties agreed, for the convenience of month end closing procedures, to account for the acquisition as if it occurred on July 31, 2012. The results of operations and cash flows obtained through the use of July 31, 2012, rather than July 27, 2012, are not considered to be materially different.

The acquisition of Petrosonic Albania, SHA. from Sonoro is accounted for using the purchase method. As a result of the transaction, Petrosonic Albania, SHA. became a majority owned subsidiary of the Company and the assets and liabilities of the acquired entity have been brought forward at their fair value on the date of the acquisition. Immediately before the transaction, Sonoro Energy Ltd.’s ownership interest in Petrosonic Albania, SHA was 60%. Accordingly, in the fair value allocation, a non-controlling interest of $308,396 has been recorded, which amount reprsesents the value of the 40% non-controlling interest on the date of the transaction. The 40% non-controlling interest is held by Albnafta, an Albanian registered company that is held 100% by Art Agolli, the Company’s President and CEO.

The allocation of the purchase price and the estimated fair market values of the assets acquired and liabilities assumed are shown below:

Purchase Price
Cash at closing	$250,000
Convertible note, net of discount	204,852
Total Purchase Price	$454,852

Assets Acquired and Liabilities Assumed:
Cash	$11,448
Accounts receivable	42,010
Property and equipment	722,473
Accounts payable and accruals	(4,942)
Non-controlling interest	(308,396)
462,593
Bargain Purchase Gain	(7,741)
Total Purchase Price	$454,852

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4  – Property and Equipment, Net

Property and equipment consisted of the following as of December 31, 2012 and 2011:

	Successor	Predecessor
	December 31,	December 31,
	2012	2011
Construction in progress - machinery and equipment	$625,475	$495,985
Construction in progress - buildings	-	121,939
Buildings (10 year useful life)	121,939	-
less: accumulated depreciation	(12,194)	-
Total	$735,220	$617,924

The Company is constructing a production line using its proprietary Sonoprocess technology for the upgrading of heavy oil to higher standards for sale in commercial markets. The total cost of the full production line is currently estimated to be approximately $2,500,000, of which $637,669 has been incurred through December 31, 2012. Management expects that the production line will be complete and ready for use by the end of the third quarter of 2013.

Depreciation of the buildings began in 2012 upon their completion. There was no depreciation expense during 2011 as the assets were still under construction. Depreciation expense was $7,113 and $5,081 for the period from August 1, 2012 through December 31, 2012 and for the period from January 1, 2012 through July 31, 2012, respectively.

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 3:	Related Party Transactions

During the three months ended March 31, 2013, $6,782 was repaid to our former President for funds previously advanced to the Company for working capital.

On June 6, 2012, we borrowed $200,000 from our President under a convertible debenture. The convertible debenture is unsecured, matures June 6, 2013 and bears interest at 10%. At any time prior to the Maturity Date, if we complete an equity or convertible debenture financing yielding aggregate proceeds of at least $500,000, our President may elect to convert the debenture in whole or in part into common shares at the same price any shares are sold, or in the case of a convertible debenture, the price of the shares issuable upon conversion. During 2012, the Company raised more than $500,000 and this note became convertible at $0.25 per share. The outstanding unpaid balance under this note was $200,000 as of March 31, 2013 and December 31, 2012.

NOTE 5 - Related Party Transactions

As of December 31, 2012, the Company had an outstanding payable to its President of $6,782. The payable is unsecured, non-interest bearing and due on demand.

On June 11, 2012, we borrowed $200,000 from our President under a convertible debenture. The convertible debenture is unsecured, matures June 11, 2013 and bears interest at 10%. At any time prior to the Maturity Date, if we complete an equity or convertible debenture financing yielding aggregate proceeds of at least $500,000, our President may elect to convert the debenture in whole or in part into common shares at the same price any shares are sold, or in the case of a convertible debenture, the price of the shares issuable upon conversion.

Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Text Block [Abstract]
Debt Disclosure [Text Block]

NOTE 4:	Convertible Debt

Between March 23, 2012 and June 21, 2012, the Company borrowed an aggregate of $165,000 under convertible notes. The debentures are unsecured, bear interest at 10% per annum and mature one year from the issuance date. Until the maturity date, the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share. During 2012, the Company raised more than $500,000 and these notes became convertible at $0.1875 per share.

On June 11, 2012, the Company borrowed $200,000 from its President under a convertible note (see Note 3).

On July 27, 2012, pursuant to the terms of the Purchase Agreement, in exchange for the Assets, we issued to Sonoro Energy Ltd. a convertible debenture for $250,000. The convertible debenture was unsecured, non-interest bearing, had a maturity date of two years from the issue date and was convertible into common stock of the Company at any time following financing by the Company of at least $500,000. During 2012, the Company raised more than $500,000 and the note became convertible at $0.25 per share. The fair value of the convertible note was determined to be $204,852 resulting in an initial discount of $45,148. This note was repaid in full during the three months ended March 31, 2013.

At issuance, the Company evaluated these convertible notes for derivatives and determined that they do not qualify for derivative treatment. The Company then evaluated the notes for beneficial conversion features and determined that some do contain beneficial conversion features. The aggregate intrinsic value of the beneficial conversion features was determined to be $213,956. This amount was recorded as a debt discount on December 11, 2012 (the date the Company completed a capital raise in excess of $500,000) that is being amortized over the life of the notes.

On March 1, 2013, the holders of the notes with an aggregate principal amount of $165,000 waived their rights to convert the notes at $0.1875 per share and agreed to convert the notes at $0.25 per share. The Company evaluated the effect of the waivers and determined that the incremental change in the fair value of the conversion options was more than 10% of the carrying value of the debt. Therefore, the effect of the waivers was considered substantial and qualified as an extinguishment of debt. The extinguishment resulted in a loss on the extinguishment of debt totaling $28,083 during the three months ended March 31, 2013. As a result of the waivers the Company evaluated the notes for beneficial conversion features and determined that beneficial conversion features exist. The intrinsic value of the beneficial conversion features was determined to be $165,000 and it was recorded as a discount on the notes.

During the three months ended March 31, 2013, an aggregate of $165,000 of principal and $11,852 of interest was converted into 707,405 common shares.

Aggregate amortization of debt discounts was $376,764 during the three months ended March 31, 2013.

NOTE 6 - Convertible Notes Payable

Between March and July 2012, the Company borrowed an aggregate of $165,000 under convertible notes. The debentures are unsecured, bear interest at 10% per annum and mature one year from the issuance date. Until the maturity date, the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share.

On July 27, 2012, the Company issued a convertible note of $250,000 for the acquisition of Petrosonic Albania, SHA. (see Note 3).

On June 11, 2012, the Company borrowed $200,000 from its President under a convertible note (see Note 5).

The Company evaluated these convertible notes for derivatives and determined that they do not qualify for derivative treatment. The Company then evaluated the notes for beneficial conversion features and determined that some do contain beneficial conversion features. The aggregate intrinsic value of the beneficial conversion features was determined to be $213,956. This amount was recorded as a debt discount on December 11, 2012 (the date the company completed a capital raise in excess of $500,000) that is being amortized over the life of the notes. Total debt discount amortization during the period from August 1, 2012 through December 31, 2012 was $19,608 consisting of amortization of $10,721 on the beneficial conversion feature discounts and amortization of $8,887 on the initial discount recorded against the $250,000 convertible note issued for the acquisition (see Note 3).

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5:	Stockholders’ Equity

During the three months ended March 31, 2013, the Company sold an aggregate of 7,080,000 common shares in a private placement for cash proceeds of $1,718,000, net of issuance costs paid in cash of $52,000. The Company also issued an aggregate of 52,000 common stock warrants as payment of additional commissions. The warrants vest immediately, are exercisable at $0.50 per share and have a term of two years from the issue date. This was part of an offering that began in the fourth quarter of 2012.

During the three months ended March 31, 2013, the Company issued 560,000 common shares in exchange for a subscription note receivable of $140,000. The subscription note receivable bears interest at a rate of 5%, is due on July 16, 2013, and is secured by a total of 600,000 common shares of Company, 40,000 of which were previously issued to the investor.

During the three months ended March 31, 2013, the Company issued an aggregate of 707,405 common shares for the conversion of $165,000 of debt and $11,852 of interest (see Note 4).

On January 1, 2013, the Company entered into a one year agreement with a firm that provides strategic investor relations services. In connection with the agreement, the Company issued 270,000 shares of common stock to the firm. In the event that the agreement is cancelled during its term, the Company may repurchase for the sum of $1.00 the remaining shares that would have otherwise been earned by the firm during the remainder of the term. The shares are earned in equal monthly installments of 22,500 each beginning on January 1, 2013. As of February 13, 2013, the agreement was assigned to another entity affiliated with the original firm. The fair value of the shares will be determined upon the completion of the services. During the three months ended March 31, 2013, $47,588 in fair value was recognized under this award. The fair value of the unvested portion as of March 31, 2013 was determined to be $157,950 which will be recognized over the remaining service period.

On January 11, 2013, the Company entered into a one year agreement with a firm that provides legal services. In connection with the agreement, the Company agreed to issue 900,000 shares of common stock to the firm. The shares of common stock are to be issued in quarterly installments beginning in April 2013. Under certain circumstances as described in the agreement, the number of shares may be adjusted based on the type and amount of services provided by the firm. The fair value of the shares will be determined upon the completion of the services. During the three months ended March 31, 2013, $65,553 in fair value was recognized under this award. The fair value of the unvested portion as of March 31, 2013 was determined to be $246,447 which will be recognized over the remaining service period. As of March 31, 2013, no shares have been issued under this agreement.

On January 15, 2013, the Company entered into a one year agreement with a consulting firm. In connection with the agreement, the Company agreed to issue 100,000 shares of common stock to the firm. The shares of common stock are to be issued in quarterly installments beginning in April 2013. The fair value of the shares will be determined upon the completion of the services. During the three months ended March 31, 2013, $16,250 in fair value was recognized under this award. The fair value of the unvested portion as of March 31, 2013 was determined to be $61,750 which will be recognized over the remaining service period. As of March 31, 2013, no shares have been issued under this agreement.

NOTE 7 -Stockholders’ Equity

At inception, Sonoro Energy Ltd. was issued 60,000 common shares of the Predecessor, representing a 60% ownership, in exchange for Sonoro’s heavy oil technology license. The fair value of the shares at inception was determined to be nominal and Company recorded the acquisition cost of the license at $-0-, which reflected Sonoro Energy Ltd.’s basis in the license.

At inception, Albnafta Shpk was issued 40,000 common shares of the Predecessor, representing a 40% ownership. The shares were valued at $0 as their fair value at inception was determined to be nominal. From inception through July 31, 2012, Albnafta Shpk contributed an aggregate of $704,378. Albnafta Shpk is owned 100% by Art Agolli.

During the period from August 1, 2012 through December 31, 2012, the Company sold an aggregate of 5,650,000 common shares for net cash proceeds of $1,389,500. In connection with the sales, the company paid stock issuance costs of $23,000 and issued an aggregate of 363,000 common stock warrants as payment for stock issuance costs. The warrants are exercisable at $0.50 per share, vest immediately and have terms ranging from 1 to 2 years.

There was no warrant activity prior to August 1, 2012. A summary of the Company’s warrant activity between August 1, 2012 and December 31, 2012 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Outstanding at August 1, 2012	-	$-
Granted	363,000	0.50
Exercised	-	-
Forfeited/expired	-	-
Outstanding at December 31, 2012	363,000	$0.50

The following table summarizes the exercise price, number of warrants, weighted average exercise price and the weighted average remaining life (in years) of all warrants outstanding as of December 31, 2012:

			Weighted Average
Exercise	Number of	Weighted Average	Remaining Life
Price	Warrants	Exercise Price	(years)
$0.50	363,000	$0.50	.76

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 8 - Income Taxes

The Company had an accumulated net operating loss of approximately $597,000 as of December 31, 2012 which begins to expire in 2023. The Company has established a valuation allowance equal to the tax effect of the loss carryforwards and, therefore, no deferred tax asset has been recognized for the loss carryforwards because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Deferred tax assets consisted of the following as of December 31, 2012 and 2011:

	Successor	Predecessor
	December 31,	December 31,
	2012	2011
Net operating losses	$208,856	$3,512
Valuation allowance	(208,856)	(3,512)
Net deferred tax assets	$-	$-

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 6:	Subsequent Events

On April 26, 2013, the Company entered into a consulting agreement, dated April 24, 2013, with a firm that provides finance, accounting and management services, with specific services described in the agreement. The agreement does not have a fixed term but can be terminated by the Company upon 30 days notice. As compensation, upon execution of the agreement, the consultant is to be paid $10,000, including $7,500 in cash and $2,500 in restricted common stock with the number of shares calculated based on a price that is 80% of the volume weighted average price of the Company’s stock for the prior month, with a $0.01 minimum price. Subsequently, the consultant is to be compensated on a quarterly basis beginning June 1, 2013 with a fee of $7,500 per month. At the Company’s election, the quarterly fee can be paid all in cash or a combination of $5,000 in cash and $2,500 in restricted common stock of the Company. The number of shares to be issued is calculated based on a share price of 80% of the volume weighted average price of the Company’s common stock for the prior month, with a $0.01 minimum price. In addition, the consultant will be entitled to quarterly bonuses payable in cash or restricted stock at the sole discretion of the Company. For services outside of those described in the agreement, the consultant will charge the Company at the rate of $250 per hour, payable 50% in cash and 50% in restricted common stock, using the same computation of shares as used for the quarterly payments.

On April 19, 2013, the Company entered into a 1 year investment banking services agreement. As compensation, upon execution of the agreement, the Company issued 150,000 common shares and 150,000 warrants exercisable at $0.75 per share with a term of 5 years. The consultant is entitled to a cash commission of 8% of the gross proceeds of any financing transaction the consultant brings to the Company plus commissions paid in warrants equal to 10% of the gross proceeds. The warrants will be exercisable at the price per share paid by participants in the financing transaction and have a term of 5 years.

On May 1, 2013, the Company entered into an amended and restated employment agreement with Art Agolli, the Company’s Chief Executive Officer. The effective date of the agreement is January 1, 2013 and continues for an initial period of two years. Under the terms of the agreement, Mr. Agolli is to be paid an annual base salary of $150,000, is entitled to an annual cash bonus in an amount to be agreed upon each year by Mr. Agolli and the Board of Directors and is entitled to other employee benefits. Within 30 days following each one-year anniversary of the effective date of the agreement, Mr. Agolli is entitled to receive an option to purchase shares of the Company’s common stock in an amount to be determined by the Board of Directors or its committee responsible for compensation matters as then constituted. The agreement may be terminated for cause by the Company or by election by either party. If Mr. Agolli’s employment is terminated without cause by the Company, Mr. Agolli will be entitled to certain severance payments as described in the agreement.

NOTE 9- Subsequent Events

On January 1, 2013, the Company entered into a one year agreement with a firm that provides strategic investor relations services. In connection with the agreement, the Company agreed to issue 270,000 shares of common stock to the firm. In the event that the agreement is cancelled during its term with required notice, the Company may cancel the remaining shares that would have otherwise been earned by the firm during the remainder of the term. The shares are to be issued in equal monthly installments of 22,500 each beginning in January 1, 2013. On February 26, 2013, the agreement was assigned to another entity affiliated with the original firm.

On January 11, 2013, the Company entered into a one year agreement from December 15, 2012 with a firm that provides legal services. In connections with the agreement, the Company agreed to issue 900,000 shares of common stock to the firm. The shares of common stock are to be issued in quarterly installments beginning in April 2013. Under certain circumstances as described in the agreement, the number of shares may be adjusted based on the type and amount of services provided by the firm.

On January 15, 2013, the Company entered into a one year consulting agreement with an individual for the purpose of providing financial and investor relations services to the Company. In connection with the agreement, the Company agreed to issue 100,000 shares of common stock to the individual. The shares are to be issued in four quarterly installments beginning in April 2013.

During January 2013, the Company sold 7,640,000 shares of common stock in a private placement with certain accredited investors for aggregate net cash proceeds of $1,718,000 and a note receivable for $140,000. The note bears interest at a rate of 5%, is due on March 15, 2013, and is secured by 600,000 shares of Company common stock previously issued to the investor. The Company paid cash commissions of $52,000 and issued an aggregate of 52,000 common stock warrants as payment of commissions. The warrants are exercisable at a price of $0.50 per share and have a term of two years from the issue date.

On March 1, 2013 and March 25, 2013, four convertible debentures together with accrued interest were converted into shares of common stock of the Company pursuant to the right of conversion of each of the convertible debentures. In connection with the conversions, the Company issued an aggregate of 707,405 shares of common stock of the Company.

On March 15, 2013, the Company repaid the convertible debenture due to Sonoro in the amount of CDN$250,000. The repayment was pursuant to the exercise of Sonoro’s right to early repayment following the completion of a financing by the Company meeting certain criteria as described in the convertible debenture.

On March 18, 2013, in conjunction with being elected to our Board of Directors, we granted an option to purchase 250,000 shares of our common stock to Richard Rutkowski. The exercise price is $0.83 per share. The option term and the conditions under which the right to purchase the common stock will vest have not yet been determined.

On March 27, 2013, in conjunction with being elected to our Board of Directors, we granted an option to purchase 250,000 shares of our common stock to Alfred Fischer. The exercise price is $0.75 per share. The option term and the conditions under which the right to purchase the common stock will vest have not yet been determined

On April 19, 2013, the Company entered into a 1 year investment banking services agreement. As compensation, upon execution of the agreement, the Company issued 150,000 common shares and 150,000 warrants exercisable at $0.75 per share with a term of 5 years. The consultant is entitled to a cash commission of 8% of the gross proceeds of any financing transaction the consultant brings to the company plus commissions paid in warrants equal to 10% of the gross proceeds. The warrants will be exercisable at $0.75 per share and have a term of 5 years.

On April 26, 2013, the Company entered into a consulting agreement with a firm that provides finance, accounting and management services, with specific services described in the agreement. The agreement does not have a fixed term but can be terminated by the Company upon 30 day notice. As compensation, upon execution of the agreement, the consultant is to be paid $10,000, including $7,500 of in cash and $2,500 in restricted common stock with the number of shares calculated based on a price of 80% of the average price of the Company’s stock for the prior month, with a $0.01 minimum price. Subsequently, the consultant is to be compensated on a quarterly basis beginning June 1, 2013 with a fee of $7,500 per month. At the Company’s election, the quarterly fee can be paid all in cash or a combination of $5,000 in cash and $2,500 in restricted common stock of the Company. The number of shares to be issued is calculated based on a share price of 80% of the average price of the Company’s common stock for the prior month, with a $0.01 minimum price. In addition, the consultant will be entitled to quarterly bonuses payable in cash or restricted stock at the sole discretion of the Company. For services outside of those described in the agreement, the consultant will charge the Company at the rate of $250 per hour, payable 50% in cash and 50% in restricted common stock, using the same computation of shares as used for the quarterly payments.

On May 1, 2013, the Company entered into an amended and restated employment agreement with Art Agolli, the Company’s Chief Executive Officer. The effective date of the agreement is January 1, 2013 and continues for an initial period of two years. Under the terms of the agreement, Mr. Agolli is to be paid an annual base salary of $150,000, is entitled to an annual cash bonus in an amount to be agreed upon each year by Mr. Agolli and the Board of Directors and is entitled to other employee benefits. Within 30 days following each one-year anniversary of the effective date of the agreement, Mr. Agolli is entitled to receive an option to purchase shares of the Company’s common stock in an amount to be determined by the Board of Directors or its committee responsible for compensation matters as then constituted. The agreement may be terminated for cause by the Company or by election by either party. If Mr. Agolli’s employment is terminated without cause by the Company, Mr. Agolli will be entitled to certain severance payments as described in the agreement.

Nature of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis Of Presentation And Principles Of Consolidation [Policy Text Block]
Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company and its 60% owned subsidiary, Petrosonic Albania, SHA. All significant intercompany accounts and transactions have been eliminated in consolidation.

Restatement Of Prior Year Financial Data Policy [Policy Text Block]

Correction of Prior Year Information

During the audit of the Company’s consolidated financial statements for the year ended December 31, 2012, the Company identified an error in the accounting and presentation of the 40,000 common shares issued to the founders of the Predecessor entity, Petrosonic Albania, SHA, at inception. The 40,000 should have been shown as issued and outstanding at inception. In the previously presented financial statements of the Predecessor for the year ended December 31, 2011, 17 and 178 of these founder’s shares were presented as issued and outstanding during the years ended December 31, 2010 and 2011, respectively. This resulted in an adjustment to the previously reported amounts in the financial statements of the Predecessor for the year ended December 31, 2011. In accordance with the SEC's Staff Accounting Bulletin Nos. 99 and 108 (SAB 99 and SAB 108), the Company evaluated this error and, based on an analysis of quantitative and qualitative factors, determined that the error was immaterial to the prior reporting period affected. However, if the adjustments to correct the cumulative effect of the above error had been recorded in the year ended December 31, 2012, the Company believes the impact would have been significant and would impact comparisons to prior periods. Therefore, as permitted by SAB 108, the Company corrected, in the current filing, previously reported results for of the Predecessor for the year ended December 31, 2011.

The following table presents the effect of the correction of prior year information and the impact on the Predecessor’s balance sheet for the year ended December 31, 2011:

	As of December 31, 2011
	As Previously
	Reported	Adjustments	As Restated

Stockholders’ equity:
Common stock - number of shares issued and outstanding	60,195	39,805	100,000

Common stock	$1,543,406	$1,020,594	$2,564,000

Additional paid-in capital	$(1,008,356)	$(1,020,594)	$(2,028,950)

The correction of the prior year information did not have any impact on the Predecessor’s statements of operations or cash flows for the year ended December 31, 2011.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

Assets and liabilities of foreign operations are translated from Albanian Leks into United States dollar equivalents using the exchange rates in effect at the balance sheet date. Revenues and expenses are translated using the average exchange rates during each period. Adjustments resulting from the process of translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income in common shareholders’ equity. Foreign currency transaction gains and losses are included in current earnings.

Use of Estimates, Policy [Policy Text Block]
Use of Estimate

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits.  Management does not believe the Company is exposed to significant credit risk. Management, as well, does not believe the Company is exposed to significant interest rate and foreign currency fluctuation risks during the period presented in these financial statements.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable

Accounts receivables as of December 31, 2012 and 2011 consisted of a value-added tax receivable from the tax authorities of Albania of $46,666 and $86,136, respectively. The Company files for and receives a refund of this amount annually. Accounts receivables as of December 31, 2012 also includes a $60,000 payment made under a service contract that was subsequently cancelled. The $60,000 was returned to the Company after December 31, 2012.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expenses as incurred. Costs associated with improvements that extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which are generally 3 to 5 years for machinery and equipment and 10 years for buildings. The Company has not recognized depreciation on machinery and equipment since the Company’s production line is under construction and is not ready to be placed in service. Depreciation of the Company’s buildings began in 2012 as their construction was completed during 2012.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The carrying value of property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If the sum of the estimated future cash flows (undiscounted) expected to result from the use and eventual disposition of the asset group is less than the carrying amount of the asset group, an impairment loss is recognized which is measured based on the fair value of the asset. Construction in process is impaired when projects are abandoned or terminated. Long-lived assets were not impaired as of December 31, 2012 or 2011.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduced deferred tax assets to the amount that is believed more likely than not to be realized.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company accounts for stock-based compensation to employees in accordance with ASC 718. Stock-based compensation to employees is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite employee service period. The Company accounts for stock-based compensation to other than employees in accordance with ASC 505-50. Equity instruments issued to other than employees are valued at the earlier of a commitment date or upon completion of the services, based on the fair value of the equity instruments and is recognized as expense over the service period. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model for common stock options and warrants and the closing price of the Company’s common stock for common share issuances. There was no stock-based compensation during 2012 or 2011.

Earnings Per Share, Policy [Policy Text Block]
Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Dilutive loss per share excludes all potential common shares if their effect is anti-dilutive.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

Company management does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

Nature of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Nature Of Operations [Abstract]
Schedule of Quantifying Prior Year Misstatements Corrected in Current Year Financial Statements [Table Text Block]

The following table presents the effect of the correction of prior year information and the impact on the Predecessor’s balance sheet for the year ended December 31, 2011:

	As of December 31, 2011
	As Previously
	Reported	Adjustments	As Restated

Stockholders’ equity:
Common stock - number of shares issued and outstanding	60,195	39,805	100,000

Common stock	$1,543,406	$1,020,594	$2,564,000

Additional paid-in capital	$(1,008,356)	$(1,020,594)	$(2,028,950)

Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

The allocation of the purchase price and the estimated fair market values of the assets acquired and liabilities assumed are shown below:

Purchase Price
Cash at closing	$250,000
Convertible note, net of discount	204,852
Total Purchase Price	$454,852

Assets Acquired and Liabilities Assumed:
Cash	$11,448
Accounts receivable	42,010
Property and equipment	722,473
Accounts payable and accruals	(4,942)
Non-controlling interest	(308,396)
462,593
Bargain Purchase Gain	(7,741)
Total Purchase Price	$454,852

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following as of December 31, 2012 and 2011:

	Successor	Predecessor
	December 31,	December 31,
	2012	2011
Construction in progress - machinery and equipment	$625,475	$495,985
Construction in progress - buildings	-	121,939
Buildings (10 year useful life)	121,939	-
less: accumulated depreciation	(12,194)	-
Total	$735,220	$617,924

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Share Based Compensation Warrant Activity [Table Text Block]

There was no warrant activity prior to August 1, 2012. A summary of the Company’s warrant activity between August 1, 2012 and December 31, 2012 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Outstanding at August 1, 2012	-	$-
Granted	363,000	0.50
Exercised	-	-
Forfeited/expired	-	-
Outstanding at December 31, 2012	363,000	$0.50

Schedule Of Stockholders Equity Note Warrants [Table Text Block]

The following table summarizes the exercise price, number of warrants, weighted average exercise price and the weighted average remaining life (in years) of all warrants outstanding as of December 31, 2012:

			Weighted Average
Exercise	Number of	Weighted Average	Remaining Life
Price	Warrants	Exercise Price	(years)
$0.50	363,000	$0.50	.76

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summary of Deferred Tax Liability Not Recognized [Table Text Block]

Deferred tax assets consisted of the following as of December 31, 2012 and 2011:

	Successor	Predecessor
	December 31,	December 31,
	2012	2011
Net operating losses	$208,856	$3,512
Valuation allowance	(208,856)	(3,512)
Net deferred tax assets	$-	$-

Nature of Business and Significant Accounting Policies (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member]
Stockholders’ equity:
Common stock - number of shares issued and outstanding			60,195	39,805	100,000
Common stock	$ 78,916	$ 70,299	$ 1,543,406	$ 1,020,594	$ 2,564,000
Additional paid-in capital	$ 4,054,796	$ 1,734,170	$ (1,008,356)	$ (1,020,594)	$ (2,028,950)

Nature of Business and Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Jul. 27, 2012	May 16, 2012	Dec. 31, 2011	Dec. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2010 Scenario, Previously Reported [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Building [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	11.25
Stockholders' Equity Note, Stock Split	Company effected a forward stock split on the basis of 11.25:1, whereby each shareholder would hold 11.25 common shares for every one share previously held
Value Added Tax Receivable	$ 46,666				$ 86,136
Business Acquisition, Percentage of Voting Interests Acquired			60.00%	60.00%
Service Contract Refund Receivable	$ 60,000
Property, Plant and Equipment, Useful Life									5 years	3 years	10 years
Noncontrolling Interest, Ownership Percentage by Parent	60.00%	60.00%
Common Stock, Shares, Issued	78,916,408	78,916,408				40,000		17
Common Stock, Shares, Outstanding	70,299,003	70,299,003				40,000	178

Acquisition (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Jul. 27, 2012 CAD
Purchase Price
Cash at closing	$ 250,000	250,000
Convertible note, net of discount	204,852
Total Purchase Price	454,852
Assets Acquired and Liabilities Assumed:
Cash	11,448
Accounts receivable	42,010
Property and equipment	722,473
Accounts payable and accruals	(4,942)
Non-controlling interest	(308,396)
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	462,593
Bargain purchase gain	(7,741)
Total Purchase Price	$ 454,852

Acquisition (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 27, 2012 USD ($)	Jul. 27, 2012 CAD	May 16, 2012	Dec. 31, 2012 Art Agolli [Member]	Dec. 31, 2012 Albania [Member]
Business Acquisition Equity Interests Number Of Shares Acquired			$ 60,000
Business Acquisition, Percentage of Voting Interests Acquired			60.00%	60.00%	60.00%
Cash at closing		250,000		250,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Long-term Debt				250,000
Business Acquisition Percentage Of Royalty Interest Payment		10.00%
Payment Of Royalty Interest Term		10 years
Business Acquisition Purchase Price Allocation Fair Value				250,000
Convertible Debt, Fair Value Disclosures			500,000
Convertible Debt Discount	$ 45,148	$ 45,148
Noncontrolling Interest, Ownership Percentage by Parent	60.00%	60.00%				100.00%	40.00%

Property and Equipment, Net (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Buildings (10 year useful life)		$ 121,939	$ 0
less: accumulated depreciation	(15,242)	(12,194)
Total	811,350	735,220	617,924
Successor [Member]
less: accumulated depreciation		(12,194)
Total		735,220
Successor [Member] | Building [Member]
Construction in Progress, Gross		0
Successor [Member] | Machinery and Equipment [Member]
Construction in Progress, Gross		625,475
Predecessor [Member]
less: accumulated depreciation			0
Total			617,924
Predecessor [Member] | Building [Member]
Construction in Progress, Gross			121,939
Predecessor [Member] | Machinery and Equipment [Member]
Construction in Progress, Gross			$ 495,985

Property and Equipment, Net (Details Textual) (USD $)	5 Months Ended	7 Months Ended	12 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended
	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Estimated Production Cost			$ 2,500,000
Production Costs, Period Cost			637,669
Depreciation	$ 7,113	$ 5,081		$ 3,048	$ 7,113	$ 10,161	$ 0	$ 5,081	$ 0	$ 5,081

Related Party Transactions (Details Textual) (USD $)	1 Months Ended	5 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Former President [Member]	Jun. 30, 2012 President [Member]	Dec. 31, 2012 President [Member]	Jun. 11, 2012 President [Member]	Jun. 06, 2012 President [Member]
Convertible Debt, Fair Value Disclosures								$ 200,000	$ 200,000
Debt Instrument, Maturity Date						Jun 6, 2013	Jun 11, 2013
Debt Instrument, Interest Rate, Stated Percentage		10.00%	10.00%						10.00%
Proceeds from issuance of convertible notes payable	250,000	500,000	500,000			500,000
Convertible Price Determination		500,000	500,000
Accounts Payable, Related Parties, Current		6,782	6,782	0
Repayments of Related Party Debt					6,782
Debt Instrument, Convertible, Conversion Price		$ 0.25	$ 0.25
Convertible Debt Related Parties		$ 200,000	$ 200,000	$ 200,000

Convertible Notes Payable (Details Textual) (USD $)	1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Jul. 27, 2012 Petrosonic Albania Sha [Member]	Dec. 31, 2012 Unsecured Debt [Member]	Mar. 31, 2013 Unsecured Debt [Member]	Jun. 30, 2012 President [Member]	Jun. 11, 2012 President [Member]	Jun. 06, 2012 President [Member]
Convertible Debt				$ 165,000	$ 165,000
Convertible Debt, Fair Value Disclosures										204,852		200,000	200,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%	10.00%								10.00%
Proceeds from issuance of convertible notes payable		250,000		500,000	500,000				500,000		500,000
Debt Instrument, Maturity Date, Description		maturity date of two years			mature one year from the issuance date.
Conversion Price Of Debenture Into Common Stock Shares Description					Until the maturity date, the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share				the holders may elect to convert the debenture in whole or in part into common shares at the price of any aggregate financing exceeding $500,000 less a discount of 25% per share.
Convertible Notes Payable				250,000	250,000			250,000
Beneficial conversion feature			165,000		213,956
Amortization of debt discounts			376,764	19,608
Amortization On Beneficial Conversion Feature Discounts				10,721
Amortization of Acquisition Costs				8,887
Convertible Debt Value Decsription In To Common Stock					During 2012, the Company raised more than $500,000 and these notes became convertible at $0.1875 per share.
Debt Instrument, Convertible, Conversion Price				$ 0.25	$ 0.25	$ 0.1875	$ 0.25
Convertible Debt Discount			45,148		45,148
Percentage Change In Fair Value Of Conversion Options			10.00%
Gains (Losses) on Extinguishment of Debt			28,083
Convertible Debt Principal Amount			165,000
Debt Instrument Principal Amount			165,000
Debt Instrument Convertible Interest Amount			11,852
Debt Instrument Convertible In To Common Stock	707,405		707,405
Amortization Of Financing Costs and Discounts			$ 376,764	$ 19,608

Stockholders' Equity (Details) (USD $)	5 Months Ended
Dec. 31, 2012
Outstanding at August 1, 2012 - Number of Warrants	0
Granted - Number of Warrants	363,000
Exercised - Number of Warrants	0
Forfeited/expired - Number of Warrants	0
Outstanding at December 31, 2012 - Number of Warrants	363,000
Outstanding at August 1, 2012 - Weighted Average Exercise Price	$ 0
Granted - Weighted Average Exercise Price	$ 0.5
Exercised - Weighted Average Exercise Price	$ 0
Forfeited/expired - Weighted Average Exercise Price	$ 0
Outstanding at December 31, 2012 - Weighted Average Exercise Price	$ 0.5

Stockholders' Equity (Details 1) (USD $)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Jul. 31, 2012
Exercise Price	$ 0.5	$ 0.5	$ 0.5
Number of Warrants		363,000	363,000	0
Weighted Average Exercise Price		$ 0.5	$ 0.5	$ 0
Weighted Average Remaining Life (in years)			9 months 4 days

Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended	5 Months Ended		3 Months Ended	7 Months Ended	12 Months Ended	26 Months Ended	12 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Private Placement [Member]	Jan. 31, 2013 Strategic Investor Relation Agreement [Member]	Mar. 31, 2013 Strategic Investor Relation Agreement [Member]	Jan. 02, 2013 Strategic Investor Relation Agreement [Member]	Jan. 31, 2013 Legal Service Agreement [Member]	Mar. 31, 2013 Legal Service Agreement [Member]	Jan. 31, 2013 Consulting Firm Agreement [Member]	Mar. 31, 2013 Consulting Firm Agreement [Member]	Mar. 31, 2013 Subscription Receivable [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2012 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]	Dec. 31, 2012 Sonoro Energy Ltd [Member]	Dec. 31, 2012 Sonoro Energy Ltd [Member] Predecessor [Member]	Dec. 31, 2012 Albnafta Shpk [Member]	Dec. 31, 2012 Albnafta Shpk [Member] Predecessor [Member]	Dec. 31, 2012 Art Agolli [Member]
Common stock, shares, issued (in shares)		78,916,408	78,916,408	78,916,408									600,000						100,000			60,000		40,000
Equity Method Investment, Ownership Percentage																						60.00%		40.00%	100.00%
License Costs																					$ 0
Common stock, Value		78,916	70,299	70,299															2,564,000				0
Capital contribution by non-controlling interest																							704,378
Stock Issued During Period Value For Common Stock and Warrants			5,650,000
Proceeds From Issuance Of Common Stock		1,718,000	1,389,500														0	0	0	0
Payments of Stock Issuance Costs		52,000	23,000
Share Based Compensation Arrangement By Share Based Payment Award Warrant Vested And Expected To Vest Outstanding Weighted Average Remaining Contractual Term		2 years													1 year	2 years
Common Stock Warrants As Payment For Stock Issuance Costs		52,000	363,000
Warrants Exercise Price		$ 0.5	$ 0.5	$ 0.5
Stock Issued During Period Shares For Subscription Note Receivable		40,000												560,000
Stockholders Equity Note, Subscriptions Receivable		140,000	0	0
Stockholders Equity Note Subscriptions Receivable Interest Rate		5.00%
Debt Instrument Convertible In To Common Stock	707,405	707,405
Debt Instrument Principal Amount		165,000
Debt Instrument Convertible Interest Amount		11,852
Stock Issued During Period, Shares, Issued For Services						270,000			900,000		100,000
Common Stock Share Repurchase Price								$ 1
Common Stock Share Monthly Installment						22,500				65,553		16,250
Fair Value Of Common Stock Issued							47,588			246,447		61,750
Fair Value Of Unvested Portion Common Stock Issued							$ 157,950
Stock Issued During Period, Shares, Issued for Cash					7,080,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Predecessor [Member]
Net operating losses	$ 208,856	$ 3,512
Valuation allowance	(208,856)	(3,512)
Net deferred tax asset	$ 0	$ 0

Income Taxes (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Operating Income (Loss)	$ 597,000
Operating Loss Carryforwards, Expiration Dates	begins to expire in 2023

Subsequent Events (Details Textual)	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Jan. 31, 2013 USD ($)	Mar. 31, 2013	Jan. 31, 2013 Art Agolli [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Quarterly Compensation [Member] USD ($)	Dec. 31, 2012 Subsequent Event [Member] Quarterly Compensation [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Sonoro Energy Ltd [Member] CAD	Mar. 31, 2013 Subsequent Event [Member] Richard Rutkowski [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] Alfred Fischer [Member] USD ($)	Jan. 31, 2013 Strategic Investor Relations Services [Member]	Jan. 31, 2013 Legal Services [Member]	Jan. 31, 2013 Financial and Investor Relations Services [Member]	Jan. 31, 2013 Private Placement [Member] USD ($)
Stock Issued During Period, Shares, Issued for Services												900,000	100,000	600,000
Stock Issued During Period, Shares, New Issues				150,000	150,000									7,640,000
Proceeds from Issuance of Private Placement														$ 1,718,000
Proceeds from Sale of Notes Receivable														140,000
Common Shares Issuable Upon Conversion Of Warrants											270,000
Shares Issued Under Equal Monthly Installments											22,500
Investment Warrants, Exercise Price	$ 0.5			$ 0.75
Employment Agreement Effective Date			May 1, 2013
Conversion of Stock, Shares Issued					707,405
Annual Base Salary	150,000		150,000
Payments for Repurchase of Trust Preferred Securities								250,000
Cash Payments To Consultant				7,500	7,500	5,000	5,000
Purchase Of Common Stock									250,000	250,000
Consulting Agreement, Commencing Date					Jun 1, 2013
Investment Options, Exercise Price									$ 0.83	$ 0.75
Restricted Stock or Unit Expense				2,500	2,500	2,500	2,500
Percentage Of Restricted Stock Issuance				80.00%	80.00%	80.00%	80.00%
Payments for Commissions	52,000
Common Stock Warrants As Payment Of Commissions	52,000
Payment To Consultant				10,000	10,000
Restricted Stock Issuance Minimum Stock Price				$ 0.01	$ 0.01	$ 0.01	$ 0.01
Consultant Compensation Per Month						7,500	7,500
Hourly Rate Charged By Consultant				$ 250	$ 250
Other Services Charge Payable Description					payable 50% in cash and 50% in restricted common stock
Debt Instrument, Interest Rate During Period														5.00%
Common Stock Exercisable Price					$ 0.75
Common Stock Exercisable Term					5 years
Warrants Exercisable Price					$ 0.75
Warrants Exercisable Term				5 years	5 years
Consultant Fee Description					The consultant is entitled to a cash commission of 8% of the gross proceeds of any financing transaction the consultant brings to the company plus commissions paid in warrants equal to 10% of the gross proceeds.
Warrants Issued					150,000
Investment Banking Services Agreement Term				1 year
Investment Banking Services Agreement Date				Apr 19, 2013
Cash Commission Percentage Payable In Terms Of Warrants		10.00%		8.00%
Warrant Term				5 years